Document And Entity Information	3 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Registrant Name	FOXX DEVELOPMENT HOLDINGS INC.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0002013807
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE